Climate change - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2030	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Climate Change [Line Items]
Assets (liabilities)	$ (49,120)		$ (48,530)
Property, plant and equipment	71,629		71,818	$ 61,295
Amount By which metallurgical coal assets carrying value of asset exceedsIts estimated valuation	6,000
Surrender of carbon credits	1
Carbon credits attributable to intangible assets	23
Carbon credits surrender obligation	17
Lease liabilities	3,116		3,019
Fair value of financial derivatives	1,610		1,585
Expenditure to support value chain	30
Increase decrease in rehabilitation provision due to change in the life of mines	40
Power purchase contract agreements [member]
Disclosure Of Climate Change [Line Items]
Lease liabilities	44
Fair value of financial derivatives	92		$ 50
Operating segments [member] | Coal [member] | New South Wales Energy Coal [member]
Disclosure Of Climate Change [Line Items]
Assets (liabilities)	200
Property, plant and equipment	540
Provisions and other liabilities	740
Provisions for equitable transition	$ 0
Scenario Forecast [member]
Disclosure Of Climate Change [Line Items]
Decrease In Percentage Of Reduction Of Operational GHG Emissions		30.00%
Bottom of range [member] | Operating segments [member]
Disclosure Of Climate Change [Line Items]
Discount rate used in current estimate of value in use	7.00%		7.00%
Top of range [member] | Operating segments [member]
Disclosure Of Climate Change [Line Items]
Discount rate used in current estimate of value in use	9.50%		9.50%
Maximum [Member]
Disclosure Of Climate Change [Line Items]
Commitments for capital expenditure	$ 4,000